Share-Based Compensation (Tables)	12 Months Ended
Jan. 28, 2012
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of options granted

	Fiscal Year
Assumptions(1)	2011	2010	2009
Risk-free interest rates(2)	1.1% - 1.6%	1.5% - 2.5%	2.4% - 3.3%
Expected dividend yield	0.0%	0.0%	0.0%
Expected volatility rates of our Common Stock(3)	39.5% - 44.5%	39.4% - 41.5%	41.9% - 45.9%
Expected life of options (in years)(4)	5.0	5.0 - 8.0	5.5 - 8.0
Weighted average fair value of options granted(5)	$5.98	$4.52	$0.93

(1)                                 Forfeitures were estimated based on historical experience and anticipated events.

(2)                                 Based on constant maturity interest rates for U.S. Treasury instruments with terms consistent with the expected lives of the awards.

(3)                                 We considered both the historical volatility as well as implied volatilities from the exchange-traded options on the common stock of a peer group of companies.

(4)                                 Expected lives were based on an analysis of historical exercise and post-vesting employment termination behavior.

(5)                                The Company’s 2011 and 2010 Common Stock valuations relied on projections of our future performance, estimates of our weighted average cost of capital, and metrics based on the performance of a peer group of similar companies, including valuation multiples and stock price volatility. The fair value of equity per share utilized in our calculation ranged from $15.22 to $17.95 in fiscal 2011, $11.55 to $14.47 in fiscal 2010, and $4.27 in fiscal 2009. Due to the economic deterioration that occurred during fiscal 2008, the traditional approaches outlined above did not yield an answer that was considered to be representative of the fair value of the Company’s equity. As a result, the Company’s 2009 valuation also considered a Black-Scholes option model, which utilized the fair value of the Company’s assets, the book value of the Company’s debt, an estimated time to a liquidity event, the asset volatility of a peer group of companies and the risk free rate.

Schedule of summary of stock option activity

	Number of Shares (In millions)	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (In years)	Aggregate Intrinsic Value (In millions)
Outstanding at January 29, 2011	10.9	$15.41
Granted	0.2	18.69
Exercised	(0.1)	12.83
Cancelled/Forfeited	(0.4)	15.79
Outstanding at January 28, 2012	10.6	$15.52	5.5	$91
Vested and Exercisable at January 28, 2012	4.5	$15.85	5.0	$37